Investor A Shares Institutional Sharesand Investor C Shares [Member] Expense Example - Investor A, C and Institutional - BlackRock Inflation Protected Bond Portfolio	Dec. 31, 2025 USD ($)
Investor A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 515
Expense Example, with Redemption, 3 Years	816
Expense Example, with Redemption, 5 Years	1,139
Expense Example, with Redemption, 10 Years	2,053
Investor C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	295
Expense Example, with Redemption, 3 Years	624
Expense Example, with Redemption, 5 Years	1,079
Expense Example, with Redemption, 10 Years	2,196
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	334
Expense Example, with Redemption, 5 Years	593
Expense Example, with Redemption, 10 Years	$ 1,335